Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In 2023, our Board adopted the Home Federal Bancorp, Inc. of Louisiana Compensation Recovery Policy (“Clawback Policy”) to comply with the SEC's rules and the Nasdaq listing standards. Our Clawback Policy requires the recovery of performance-based equity and cash incentive compensation from our executive officers under certain circumstances. A copy of this policy was filed as Exhibit 97.0 to our Annual Report on Form 10-K for the year ended June 30, 2024 and is incorporated by reference.